Fair Value Measurements	3 Months Ended
Jan. 31, 2026
Disclosure of fair value measurement of assets [abstract]
Fair Value Measurements
Note 7: Fair Value Measurements
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2025 for further discussion on the determination of fair value.

(Canadian $ in millions)		January 31, 2026		October 31, 2025
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$92,117	$86,627	$96,610	$90,448

Loans (1) (2)
Residential mortgages	193,778	193,615	195,708	194,755
Consumer instalment and other personal	90,954	91,119	91,867	91,937
Credit cards	11,457	11,457	11,997	11,997
Business and government	356,859	357,436	364,265	364,866
	653,048	653,627	663,837	663,555

Deposits (3)	896,989	897,722	920,040	920,927
Securitization and structured entities' liabilities (4)	17,952	17,760	20,211	20,100
Other liabilities (5)	3,045	2,915	3,103	2,953
Subordinated debt	8,412	8,680	8,500	8,756
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, certain other assets, certain other liabilities and securities lent or sold under repurchase agreements.
(1)Carrying value is net of ACL.
(2)Excludes $60 million of residential mortgages classified as FVTPL, $15,125 million of business and government loans classified as FVTPL and $2 million of business and government loans classified as FVOCI
($79 million, $13,231 million and $14 million, respectively, as at October 31, 2025).
(3)Excludes $50,471 million of structured note liabilities, $604 million of money market deposits, $2,125 million of embedded options related to structured deposits carried at amortized cost and $4,600 million of metals deposits measured at fair value ($49,093 million, $1,129 million, $1,967 million and $3,973 million, respectively, as at October 31, 2025).
(4)Excludes $38,857 million of securitization and structured entities’ liabilities classified as FVTPL ($31,351 million as at October 31, 2025).
(5)Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
Fair Value Hierarchy
We use a fair value hierarchy to categorize assets and liabilities carried at fair value according to the inputs we use in valuation techniques to measure fair value.
Valuation Techniques and Significant Inputs
We determine the fair value of assets and liabilities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial assets and liabilities using models such as discounted cash flows with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	January 31, 2026				October 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$1,214	$9,181	$–	$10,395	$757	$11,554	$–	$12,311
Canadian provincial and municipal governments	–	10,457	–	10,457	–	9,035	–	9,035
U.S. federal government	3,003	26,056	–	29,059	3,308	27,594	–	30,902
U.S. states, municipalities and agencies	–	244	–	244	–	1,144	–	1,144
Other governments	226	3,174	–	3,400	199	3,927	–	4,126
NHA MBS, and U.S. agency MBS and CMO	–	65,978	–	65,978	–	56,450	–	56,450
Corporate debt	–	14,028	–	14,028	–	11,614	–	11,614
Trading loans	–	3,907	–	3,907	–	4,568	–	4,568
Corporate equity	57,598	749	–	58,347	61,495	658	–	62,153
	62,041	133,774	–	195,815	65,759	126,544	–	192,303
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	103	1,766	–	1,869	56	1,563	–	1,619
Canadian provincial and municipal governments	–	2,125	–	2,125	–	1,578	–	1,578
U.S. federal government	–	1,583	–	1,583	–	1,495	–	1,495
NHA MBS, and U.S. agency MBS and CMO	–	18	–	18	–	18	–	18
Corporate debt	–	8,988	–	8,988	–	8,908	–	8,908
Corporate equity	1,381	923	5,618	7,922	1,090	822	5,824	7,736
	1,484	15,403	5,618	22,505	1,146	14,384	5,824	21,354
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	230	44,982	–	45,212	1,158	44,177	–	45,335
Canadian provincial and municipal governments	–	7,026	–	7,026	–	5,644	–	5,644
U.S. federal government	7	18,615	–	18,622	16	20,793	–	20,809
U.S. states, municipalities and agencies	–	4,771	–	4,771	–	5,634	–	5,634
Other governments	19	3,595	–	3,614	37	4,028	–	4,065
NHA MBS, and U.S. agency MBS and CMO	–	27,278	–	27,278	–	27,015	–	27,015
Corporate debt	–	4,182	–	4,182	–	4,515	–	4,515
Corporate equity	–	–	189	189	–	–	192	192
	256	110,449	189	110,894	1,211	111,806	192	113,209
Loans
Residential mortgages	–	60	–	60	–	79	–	79
Business and government loans	–	14,788	339	15,127	–	12,921	324	13,245
	–	14,848	339	15,187	–	13,000	324	13,324
Other Assets (1)	7,618	–	1,505	9,123	8,521	–	1,483	10,004
Fair Value Liabilities (2)
Deposits (3)	–	57,800	–	57,800	–	56,162	–	56,162
Securities sold but not yet purchased	14,150	33,259	–	47,409	14,998	39,878	–	54,876
Other liabilities (4)	2,200	39,583	128	41,911	2,142	32,096	–	34,238
	16,350	130,642	128	147,120	17,140	128,136	–	145,276
Derivative Assets
Interest rate contracts	21	9,735	–	9,756	15	8,666	–	8,681
Foreign exchange contracts	962	34,631	–	35,593	43	30,474	2	30,519
Commodity contracts	3,421	3,469	–	6,890	225	1,224	13	1,462
Equity contracts	56	17,072	8	17,136	275	16,203	10	16,488
Credit default swaps	6	17	–	23	–	1	–	1
	4,466	64,924	8	69,398	558	56,568	25	57,151
Derivative Liabilities
Interest rate contracts	16	9,806	–	9,822	18	10,081	–	10,099
Foreign exchange contracts	–	28,693	13	28,706	–	26,049	–	26,049
Commodity contracts	359	3,925	14	4,298	196	1,412	–	1,608
Equity contracts	71	22,476	–	22,547	175	20,793	5	20,973
Credit default swaps	2	17	–	19	–	–	–	–
	448	64,917	27	65,392	389	58,335	5	58,729
(1)Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)Interest expense for liabilities carried at fair value is $871 million for the three months ended January 31, 2026 ($720 million for the three months ended January 31, 2025). Interest expense for liabilities carried at amortized cost is $8,649 million for the three months ended January 31, 2026 ($10,505 million for the three months ended January 31, 2025).
(3)Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, certain securitization and structured entities’ liabilities measured at FVTPL, as well as the contingent consideration liability from the acquisition of Burgundy Asset Management Ltd. Refer to Note 13 for more information.
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					January 31, 2026
	Reporting line in fair			Significant	Range of input values (1)
	value hierarchy table	Fair value of assets	Valuation techniques	unobservable inputs	Low	High
Private equity	Corporate equity	$5,807	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	6	28
Investment properties	Other assets	1,380	Income approach	Capitalization rate	6%	7%
Burgundy contingent consideration (2)	Other liabilities	128	Income approach	Discount rate	na	na
				Forecasted assets under management	na	na
(1)The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.
(2)Range of inputs not applicable as the value is modeled using a Monte Carlo simulation.
na - not applicable
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between Level 1 and Level 2 are dependent on the recency of issuance and availability of quoted market prices in the active market. There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2026 and 2025.
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three months ended January 31, 2026 and
2025, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the three months ended January 31, 2026	as at October 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at January 31,	for instruments
(Canadian $ in millions)	2025	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2026	still held (2)
Trading Securities
Corporate equity	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Total trading securities	–	–	–	–	–	–	–	–	–	–
FVTPL Securities
Corporate debt	–	–	–	–	–	–	–	–	–	–
Corporate equity	5,824	(112)	(74)	276	(292)	–	–	(4)	5,618	(58)
Total FVTPL securities	5,824	(112)	(74)	276	(292)	–	–	(4)	5,618	(58)
FVOCI Securities
Corporate equity	192	–	(4)	1	–	–	–	–	189	na
Total FVOCI securities	192	–	(4)	1	–	–	–	–	189	na
Business and Government Loans	324	2	(10)	23	–	–	–	–	339	2
Other Assets	1,483	15	(2)	27	(10)	(8)	–	–	1,505	15
Derivative Assets
Foreign exchange contracts	2	(2)	–	–	–	–	–	–	–	(2)
Commodity contracts	13	(13)	–	–	–	–	–	–	–	(13)
Equity contracts	10	–	–	–	–	–	1	(3)	8	–
Total derivative assets	25	(15)	–	–	–	–	1	(3)	8	(15)
Other Liabilities	–	16	–	112	–	–	–	–	128	16
Derivative Liabilities
Foreign exchange contracts	–	13	–	–	–	–	–	–	13	13
Commodity contracts	–	14	–	–	–	–	–	–	14	14
Equity contracts	5	–	–	–	–	–	–	(5)	–	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative liabilities	5	27	–	–	–	–	–	(5)	27	27

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the three months ended January 31, 2025	as at October 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at January 31,	for instruments
(Canadian $ in millions)	2024	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2025	still held (2)
Trading Securities
Corporate equity	$4	$–	$–	$2	$–	$–	$–	$–	$6	$–
Total trading securities	4	–	–	2	–	–	–	–	6	–
FVTPL Securities
Corporate debt	35	(1)	–	1	–	–	–	(2)	33	(1)
Corporate equity	4,899	24	89	272	(82)	–	–	–	5,202	84
Total FVTPL securities	4,934	23	89	273	(82)	–	–	(2)	5,235	83
FVOCI Securities
Corporate equity	177	–	(15)	1	–	–	–	–	163	na
Total FVOCI securities	177	–	(15)	1	–	–	–	–	163	na
Business and Government Loans	302	13	6	6	–	(6)	–	–	321	13
Other Assets	1,717	(55)	–	194	–	(15)	–	–	1,841	(51)
Derivative Assets
Foreign exchange contracts	10	–	–	32	–	–	–	–	42	–
Commodity contracts	2	3	–	–	–	–	–	–	5	3
Equity contracts	–	–	–	–	–	–	13	–	13	–
Total derivative assets	12	3	–	32	–	–	13	–	60	3
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	4	(4)	–	–	–	–	–	–	–	(4)
Equity contracts	2	–	–	–	–	–	–	–	2	–
Credit default swaps	1	–	–	–	–	–	–	–	1	–
Total derivative liabilities	7	(4)	–	–	–	–	–	–	3	(4)
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2026 and January 31, 2025 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable